Earning (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of numerator and denominator of the basic and diluted net loss per share
	Year ended December 31,
	2021	2020	2019
Numerator (USD in thousands):
Net earnings (loss) attributable to Medigus Ltd.	6,794	(4,325)	(14,178)

Denominator (in thousands):
Weighted average number of ordinary shares used for basic and diluted earnings (loss) per share calculation	460,717	133,445	78,124

Net earnings (loss) per share attributable to Medigus Ltd. (USD):
Basic	0.01	(0.03)	(0.18)
Diluted	0.01	(0.03)	(0.18)